CORPORATE INCOME TAX - Current corporate income tax (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
CORPORATE INCOME TAX
Vietnam's statutory tax rate	20.00%	20.00%	20.00%
Singapore
CORPORATE INCOME TAX
Statutory tax rate	17.00%
Vietnam | VinFast Vietnam
CORPORATE INCOME TAX
Tax rate for incentive generated from investment project					10.00%
Consecutive years for tax rate for incentive generated from investment project					15 years
Exemption period from corporate income tax for investment project				4 years
Reduction in corporate income tax if no taxable profit is earned				3 years
Percentage of reduction in corporate income tax for the subsequent years				50.00%
Term for reduction in corporate income tax				9 years